Financial assets and liabilities (Details Narrative)				1 Months Ended	12 Months Ended
	Sep. 28, 2023 USD ($) shares	Oct. 13, 2021 USD ($) shares item	Jun. 20, 2019 MXN ($) item	Aug. 31, 2024	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Sep. 28, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2025	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 Colon	Dec. 31, 2025 GTQ (Q)	Dec. 31, 2025 COP ($)	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 Colon	Dec. 31, 2024 GTQ (Q)	Dec. 31, 2024 COP ($)	Dec. 19, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 Colon	Dec. 31, 2023 GTQ (Q)	Dec. 31, 2023 COP ($)	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 28, 2023 MXN ($)	Sep. 20, 2023	Aug. 31, 2023	Jun. 08, 2022	Oct. 13, 2021 MXN ($)
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis																																0.25%
Financial liabilities					$ 702,838,000	$ 809,978,000		$ 653,065,000
Line of credit facility amount					2,045,634,000	1,873,384,000
Line of credit facility amount related to financial debt					1,447,634,000	1,315,384,000
Line of credit facility amount undrawn					273,079,000	308,592,000
Line of credit facility amount related to letters					598,000,000	558,000,000
Line of credit facility amount undrawn related to letters					241,598,000	$ 229,272,000
Available lines of credi facility amount					514,676,000
Financial liabilities										17.9667	498.2600	7.6650	3,757.08			20.2683	512.2300	7.71833	4,409.15					16.8935	524.7900	7.8301	3,822.05
Asset Backed Trust Notes Ticket VOLARCB 19 [Member]
IfrsStatementLineItems [Line Items]
Number of notes issued | item			15,000,000
Number of notes issued			$ 1,500,000,000							$ 3,000,000,000
Asset Backed Trust Notes Ticket VOLARCB 21L [Member]
IfrsStatementLineItems [Line Items]
Number of notes issued | item		15,000,000
Number of notes issued		$ 83,500,000			$ 167,000,000					$ 3,000,000,000																									$ 1,500,000,000
Financial liabilities		10,000			10,000,000					179,700,000																									179,700
Sustainability Linked Bond Principles 2020 [Member]
IfrsStatementLineItems [Line Items]
Revenue interest rate					25.53%	24.08%		21.54%
Sustainability Linked Bond Principles 2020 [Member] | Year 2030 [Member]
IfrsStatementLineItems [Line Items]
Revenue interest rate					35.42%
Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									0.25%
Number of notes issued | shares	15,000,000	15,000,000
Number of notes issued	$ 85,800,000	$ 72,100,000																													$ 1,500,000,000				$ 1,500,000,000
Financial liabilities	1	1																																	20.80
Borrowings maturity term		5 years					5 years
Borrowings	$ 286,200,000	$ 144,200,000																													$ 5,000,000,000				$ 3,000,000,000
Asset Backed Trust Notes Ticket VOLARCB 23 [Member]
IfrsStatementLineItems [Line Items]
Number of notes issued | item					15,000,000
Financial liabilities	10,000				10,000					179,700																					179,700
Borrowings	$ 278,300,000				$ 83,500,000					$ 1,500,000,000																					$ 5,000,000,000
B O C Aviation [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate															6.52%
Tarquin Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																														6.20%
Nbb V 11218 Lease Partnership [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																														6.20%
NBB V11951 Lease Partnership [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																														6.20%
Wilmington Trust SP Services (Dublin) Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																													7.16%	7.16%
Nbb Pintail Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																												6.99%
Utah Corporate Trust [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				6.20%					6.20%												6.20%		6.20%
RRPF Engine Leasing Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																					6.80%
BOC Aviation (Ireland) Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																					6.86%	6.86%
SOFR [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									0.05%					2.00%						2.75%													0.05%	2.98%
Percentage Of 200 Basis Point [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									2.00%
Borrowings maturity term					5 years
Percentage Of 200 Basis Point [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					$ 4,600,000					83,333,000
Percentage Of 200 Basis Point [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					27,800,000					500,000,000
Percentage Of 200 Basis Point [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					27,800,000					500,000,000
Percentage Of 200 Basis Point [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					$ 23,200,000					$ 416,667,000
Percentage Of 175 Basis Point [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					10,000					179,700
Percentage Of 175 Basis Point [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					10,000					179,700
Percentage Of 175 Basis Point [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					10,000					179,700
Percentage Of 175 Basis Point [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					10,000					179,700
Percentage Of 215 Basis Point [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									2.15%
Borrowings maturity term					5 years
Percentage Of 215 Basis Point [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					$ 10,400,000					$ 187,500,000
Financial liabilities					10,000					179,700
Percentage Of 215 Basis Point [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					$ 41,700,000					$ 750,000,000
Financial liabilities					10,000					179,700
Percentage Of 215 Basis Point [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities					$ 31,300,000					$ 562,500,000
Financial liabilities					10,000					179,700
28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Period of debt service					6 months
Period of debt service extended					6 months
Debt ratio					2.5
Consecutive days for event Of retention					90 days
28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									2.50%
28-day TIIE [Member] | Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis	2.15%	2.00%																													2.15%				2.00%
Aircraft [member]
IfrsStatementLineItems [Line Items]
Maturity date				December 31, 2028
Financial liabilities					$ 200,518,000	$ 360,982,000
Top of range [member] | 28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									10.00%
Financial Debt 1 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					December 31, 2028
Financial Debt 1 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									2.98%
Financial Debt 1 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									0.05%
Financial Debt 2 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					November 30, 2025
Financial Debt 2 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									3.00%
Financial Debt 2 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									0.26%
Financial Debt 3 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					November 30, 2025
Financial Debt 3 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									4.25%
Financial Debt 3 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									0.26%
Financial Debt 4 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									3.90%
Maturity date					June 10, 2025
Financial Debt 5 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					May 31, 2027
Financial Debt 5 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									2.00%
Financial Debt 5 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									0.26%
Financial Debt 6 [Member]
IfrsStatementLineItems [Line Items]
Maturity date					October 20th, 2026
Financial Debt 6 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									2.00%
Financial Debt 6 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									0.25%
Financial Debt 7 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									2.15%
Maturity date					September 20th, 2028
Financial Debt 8 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									6.20%
Maturity date					September 15, 19 and 26, 2028
Financial Debt 9 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									6.20%
Maturity date					September 9, 2028
Financial Debt 10 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									6.20%
Maturity date					September 12, 2028
Financial Debt 11 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									7.16%
Maturity date					September and October 2028
Financial Debt 12 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									6.99%
Maturity date					November 27, 2028
Financial Debt 13 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									6.20%
Maturity date					July, August, October and November 2029
Financial Debt 14 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									6.80%
Maturity date					November 14, 2032
Financial Debt 15 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									6.86%
Maturity date					October and November 2029
Financial Debt 16 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									6.52%
Maturity date					September 2028 and March 2029
Financial Debt 17 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, adjustment to interest rate basis									2.00%
Maturity date					September 2032